Deferred gain	9 Months Ended
Sep. 30, 2023
Deferred Gain
Deferred gain

4. Deferred gain

On August 10, 2021, the Company entered into a trademark maintenance and assignment option agreement with ARES Trading SA, a subsidiary of Merck KGaA (“Merck”), with respect to the trademarks owned by the Company on Cetrotide® (cetrorelix acetate for injection). As consideration for having been granted the option, Merck has agreed to pay the Company a total of $529 (€0.5 million) a portion of which is to be calculated as a reimbursement of all internal and external trademark fees incurred by the Company for all years beginning with 2020 until the transfer date. The transfer of the trademarks, which is expected to take place within the next 12 months, shall constitute a sale, after which the Company will no longer have any ownership in or obligations related to the Cetrotide trademarks.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2023, and for the three and nine months ended September 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)